UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-02365

Prospect Street® Income Shares Inc.

(Exact name of registrant as specified in charter)

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address of principal executive offices) (Zip code)

James D. Dondero

Highland Capital Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Name and address of agent for service)

Registrant's telephone number, including area code:      (877) 665-1287

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (unaudited)
As of March 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Senior Loans - 13.91% (a) (b)

	Aerospace and Defense - 0.66%
495,000	US Airways Group, Inc., Term Loan, 5.63%, 03/23/2014	B2	B+	359,261

	Broadcasting and Entertainment - 1.64%
1,000,000	Bresnan Communications, LLC, Additional Term Loan B First Lien, 5.93%, 06/30/2013	B2	BB-	897,500

	Buildings and Real Estate - 5.03%
1,980,229	Pacific Clarion, LLC, Term Loan, 15.00%, 01/23/2009 (c)	NR	NR	1,947,621
	Realogy Corp.
783,513	Initial Term B Loan, 7.51%, 10/10/2013	Ba3	BB-	631,566
211,477	Synthetic Letter of Credit, 2.99%, 10/10/2013	Ba3	BB-	169,825

				2,749,012

	Cargo Transport - 1.06%
	SIRVA Worldwide, Inc.
55,576	Revolver DIP, 9.62%, 03/31/2009 (d)	B2	NR	55,576
138,940	Term Loan DIP, 9.62%, 06/30/2008	B2	NR	65,997
986,290	Tranche B Term Loan, 8.18%, 12/01/2010	B2	NR	461,091

				582,664

	Diversified Media - 1.23%
992,500	Tribune Co., Initial Tranche B Advance, 5.54%, 06/04/2014	B2	B	671,178

	Electronics - 0.23%
149,244	Freescale Semiconductor, Inc., Term Loan, 7.33%, 11/29/2013	Ba1	BB	126,526

	Retail - 0.75%
493,530	Burlington Coat Factory Warehouse Corp., Term Loan, 7.32%, 05/28/2013	B2	B-	413,025

	Utilities - 3.31%
1,990,000	Texas Competitive Electric Holdings Co., LLC, Initial Tranche B-3 Term Loan, 8.40%, 10/10/2014	Ba3	B+	1,809,845

	Total Senior Loans (cost $8,979,713)			7,609,011

Corporate Notes & Bonds - 125.78% (a)

	Aerospace and Defense - 0.23%
3,000,000	Delta Air Lines, Inc., 8.30%, 12/15/2029 (e) (f)	NR	NR	97,500
1,000,000	Northwest Airlines, Inc., 8.88%, 12/30/2027 (e) (f)	NR	NR	26,250

				123,750

	Automobile - 4.94%
3,000,000	American Tire Distributors Holdings, Inc., 11.08%, 04/01/2012 (g)	Caa1	CCC+	2,700,000

	Broadcasting and Entertainment - 6.81%
2,000,000	Liberty Media Corp., 7.88%, 07/15/2009	Ba2	BB+	2,016,946
1,500,000	Time Warner Entertainment Co., LP, 10.15%, 05/01/2012	Baa1	BBB+	1,710,882

				3,727,828

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (unaudited) (continued)
As of March 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Corporate Notes & Bonds (continued)

	Buildings and Real Estate - 6.96%
2,750,000	Black & Decker, 5.75%, 11/15/2016	Baa2	BBB	2,649,499
1,000,000	SUSA Partnership, LP, 7.45%, 07/01/2018	Aa1	AAA	1,159,355

				3,808,854

	Cable and Other Pay Television Services - 2.73%
500,000	CCH I LLC, 11.00%, 10/01/2015	Caa2	CCC	350,000
1,000,000	Comcast Cable Holdings, 9.80%, 02/01/2012	NR	BBB+	1,141,506

				1,491,506

	Cargo Transport - 0.13%
250,000	Motor Coach Industries International, Inc., 11.25%, 05/01/2009	C	CC	68,750

	Chemicals, Plastics and Rubber - 13.70%
2,000,000	Albemarle Corp., 5.10%, 02/01/2015	Baa3	BBB	1,980,970
2,500,000	Clorox Co., 4.20%, 01/15/2010	A3	BBB+	2,509,775
1,000,000	Georgia Gulf Corp., 9.50%, 10/15/2014 (f)	B2	CCC+	777,500
2,000,000	Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011	Baa1	BBB+	2,225,760

				7,494,005

	Containers, Packaging and Glass - 7.38%
4,750,000	Solo Cup Co., 8.50%, 02/15/2014 (f)	Caa2	CCC-	4,037,500

	Environmental Services - 3.98%
2,000,000	Republic Services, Inc., 6.75%, 08/15/2011	Baa1	NR	2,176,848

	Finance - 20.11%
3,500,000	Allied Capital Corp., 6.00%, 04/01/2012	Baa2	BBB+	3,542,570
2,000,000	BankAmerica Institutional, Series A, 8.07%, 12/31/2026 (h)	Aa3	A-	2,066,556
1,500,000	Penhall International, Corp., 12.00%, 08/01/2014 (h)	B3	CCC+	1,275,000
3,750,000	Unilever Capital Corp., 7.13%, 11/01/2010	A1	A+	4,114,114

				10,998,240

	Food, Beverage and Tobacco - 8.17%
3,750,000	Kellogg Co., Series B, 6.60%, 04/01/2011	A3	BBB+	4,043,944
500,000	Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028 (h)	B1	B	425,000

				4,468,944

	Healthcare, Education and Childcare - 7.14%
2,194,712	Argatroban Royalty Sub, LLC, 18.50%, 09/21/2014	NR	NR	2,205,686
1,417,000	Eszopiclone Royalty Sub LLC, 12.00%, 06/30/2014	NR	NR	1,445,340
250,000	Teva Pharmaceutical Finance LLC, 5.55%, 02/01/2016	Baa2	BBB	252,110

				3,903,136

	Home and Office Furnishings, Housewares, and Durable Consumer - 1.13%
250,000	Masonite Corp., 11.00%, 04/06/2015	NR	BB-	173,750
530,000	Spectrum Brands, Inc., PIK, 11.50%, 10/02/2013 (f) (g)	Caa3	CCC-	442,550

				616,300

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (unaudited) (continued)
As of March 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Corporate Notes & Bonds (continued)

	Information Technology - 4.27%
2,500,000	Charys Holding Co., Inc., 8.75%, 02/16/2012 (e) (h)	NR	NR	1,250,000
1,500,000	MagnaChip Semiconductor, 6.05%, 12/15/2011 (g)	B2	B	1,087,500

				2,337,500

	Leisure, Amusement, Motion Pictures, Entertainment - 8.06%
1,500,000	Blockbuster, Inc., 9.00%, 09/01/2012 (f)	Caa2	CCC	1,230,000
1,531,000	Six Flags, Inc.Convertible, 4.50%, 05/15/2015	Caa2	CCC-	822,912
4,500,000	Tropicana Entertainment LLC, 9.63%, 12/15/2014 (f)	Ca	CC	2,356,875

				4,409,787

	Oil and Gas - 5.61%
2,000,000	Dominion Resources, Inc., Series D, 5.00%, 03/15/2013	Baa2	BBB	2,044,508
1,225,000	Energy XXI Gulf Coast, Inc., 10.00%, 06/15/2013	Caa2	CCC	1,022,875

				3,067,383

	Telecommunications - 9.00%
1,750,000	Cricket Communications, Inc., 9.38%, 11/01/2014	Caa1	B-	1,666,875
500,000	Digicel Group, Ltd., PIK, 9.13%, 01/15/2015 (h)	Caa2	NR	413,750
1,000,000	Grande Communications Holdings, Inc., 14.00%, 04/01/2011	Caa1	B-	1,010,000
2,085,000	ICO North America, 8.50%, 08/15/2009	NR	NR	1,834,800

				4,925,425

	Utilities - 15.43%
4,000,000	Consolidated Edison Co. of New York, 4.70%, 06/15/2009	A1	A-	4,060,404
2,000,000	Kiowa Power Partners LLC, 5.74%, 03/30/2021 (h)	Baa3	BBB-	1,976,504
500,000	Southern Power Co., Series D, 4.88%, 07/15/2015	Baa1	BBB+	480,397
1,829,260	Tenaska Virginia Partners LP, 6.12%, 03/30/2024 (h)	NR	NR	1,921,775

				8,439,080

	Total Corporate Notes & Bonds (cost $73,993,869)			68,794,836

Asset-Backed Securities - 11.07% (a) (g) (h)

4,000,000	ACA CLO, Ltd., Series 2006-2A, Class B, 4.61%, 01/20/2021	A2	A	2,734,375
1,000,000	Goldman Sachs Asset Management CLO, PLC, Series 2007-1A, Class D, 5.99%, 08/01/2022	Baa2	BBB	746,000
1,000,000	GSC Partners CDO Fund, Ltd., Series 2007-8A, Class C, 5.47%, 04/17/2021	Baa2	BBB	560,500
1,000,000	Primus CLO, Ltd., Series 2007-2A, Class D, 6.66%, 07/15/2021	Baa2	BBB	695,700
1,000,000	Rampart CLO, Ltd., Series 2006-1A, Class C, 5.40%, 04/18/2021	Baa2	BBB	647,900
1,000,000	St. James River CLO, Ltd., Series 2007-1A, Class E, 7.24%, 06/11/2021	Ba2	BB	671,400

	Total Asset-Backed Securities (cost $6,939,060)			6,055,875

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (unaudited) (continued)
As of March 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Claims - 0.12% (a)

	Aerospace and Defense - 0.12%
	Northwest Airlines, Inc.
400,000	ALPA Trade Claim, 08/21/2013	NR	NR	13,248
421,500	IAM Trade Claim, 08/21/2013	NR	NR	13,960
468,300	Retiree Claim, 08/21/2013	NR	NR	15,510
710,200	Flight Attendant Claim, 08/21/2013	NR	NR	23,522

	Total Claims (cost $431,682)			66,240

Shares

Common Stock - 0.51% (a) (i)
31,012	Northwest Airlines, Inc.			278,798

	Total Common Stocks (cost $476,079)			278,798

Preferred Stocks - 0.00% (a) (i)
10,000	Adelphia Communications Corp., Series B			0
1,000,000	Adelphia Recovery Trust			0

	Total Preferred Stocks (cost $935,000)			0

Units

Warrants - 0.00% (a) (i)
1,000	Grande Communications, 04/01/2011			10
1,000	XM Satellite Radio, Inc., 03/15/2010			0

	Total Warrants (cost $140,010)			10

	Total Investments - 151.39% (cost $91,895,413) (j)			82,804,770

	Other Assets & Liabilities, Net - 3.46%			1,890,986

	Preferred Stock - (54.85)%			(30,000,000)

	Net Assets Applicable to Common Stock - 100.00%			$54,695,756

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (unaudited) (continued)
As of March 31, 2008

(a)	Percentages are based on net assets applicable to common stock.

(b)

Senior loans in which Prospect Street Income Shares Inc. (the “Fund”), invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2008. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(c)

Represents fair value as determined by the Fund’s investment adviser, in good faith, pursuant to the policies and procedures approved by the Fund’s Board of Directors (the “Board”). Securities with a total aggregate market value of $1,947,621 or 3.56% of net assets, were valued under fair value as of March 31, 2008.

(d)

Senior loan asset has an additional unfunded loan commitment. As of March 31, 2008, the Fund had an unfunded loan commitment, SIRVA Worldwide, Inc., of $126,115, which could be extended at the option of the Borrower, pursuant to the loan agreement.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued.

(f)	Securities (or a portion of securites) on loan. As of March 31, 2008, the market value of securities loaned was $8,968,175. The loaned securities were secured with cash collateral of $9,922,300.

(g)	Variable rate asset. The interest rate shown reflects the rate in effect at March 31, 2008.

(h)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2008, these securities amounted $15,384,460 or 28.13% of net assets.

(i)	Non-income producing security.

(j)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as folllows:

Gross unrealized appreciation	$1,645,761
Gross unrealized depreciation	(10,736,404)

Net unrealized depreciation	$(9,090,643)

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
NR	Not Rated
PIK	Payment-in-Kind

Security Valuation:

Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

Other investments, which comprise the major portion of the Fund’s portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. (the “Investment Adviser”) based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Investment Adviser.

For more information with regart to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (unaudited) (continued)
As of March 31, 2008

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements, but is not expected to result in any changes to the fair value measurements of the investments. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets for the reportable periods as contained in the Fund’s periodic filings.

The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s net asset value. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements The three levels of the fair value hierarchy established under FAS 157 are described below:

          • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

          • Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and

           • Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of March 31, 2008 as follows:

Investments in Securities (Market Value)	Total	Level 1	Level 2	Level 3

Portfolio Investments	$82,804,770	$278,798	$76,918,241	$5,607,731

Total	$82,804,770	$278,798	$76,918,241	$5,607,731

The Fund did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2008.

The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2007 and at March 31, 2008.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments

Balance as of December 31, 2007	$1,032,510
Transfers in/(out) of Level 3	—
Net amortization/(accretion) of premium/(discount)	11,892
Net realized gains/(losses)	—
Net unrealized gains/(losses)	(34,392)
Net purchases and sales	4,597,721

Balance as of March 31, 2008	$5,607,731

The $34,392 of net unrealized losses presented in the table above relate to investments that are still held at March 31, 2008.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prospect Street® Income Shares Inc.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, President
(principal executive officer)

Date	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, President
(principal executive officer)

Date	May 23, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Secretary and Treasurer
(principal financial officer)

Date	May 23, 2008

* Print the name and title of each signing officer under his or her signature.